INVESTMENTS, DEBTS AND DERIVATIVES - Financial Assets (Details) - USD ($) $ in Millions		Sep. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Total investments and derivatives		$ 89	$ 395
Non-current		57	305
Current	[1]	32	90
At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		29	31
At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		60	364
Derivatives not designated as hedges | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		0	20
Derivatives designated as net investment hedges | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		0	3
Other | At fair value
Disclosure of financial assets [line items]
Total investments and derivatives		29	8
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		39	325
Other investments | At amortized cost
Disclosure of financial assets [line items]
Total investments and derivatives		$ 21	$ 39

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.